Financial Instruments (Information Relating To Cash Flow Hedges, Net Investment Hedges, Fair Value Hedges And Other Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011		Jul. 03, 2010
Interest Rate Contracts [Member] | Cost Of Sales [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Amount of derivative gain (loss) recognized in earnings
Foreign Exchange Contracts [Member] | Cost Of Sales [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Amount of derivative gain (loss) recognized in earnings	(46)		32
Commodity Contracts [Member] | Cost Of Sales [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Amount of derivative gain (loss) recognized in earnings	17		(5)
Cost Of Sales [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Amount of derivative gain (loss) recognized in earnings	(29)		27
Interest Rate Contracts [Member] | Selling, General And Administrative Expenses [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Amount of derivative gain (loss) recognized in earnings
Foreign Exchange Contracts [Member] | Selling, General And Administrative Expenses [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Amount of derivative gain (loss) recognized in earnings	92		(60)
Commodity Contracts [Member] | Selling, General And Administrative Expenses [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Amount of derivative gain (loss) recognized in earnings	6		(1)
Selling, General And Administrative Expenses [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Amount of derivative gain (loss) recognized in earnings	98		(61)
Interest Rate Contracts [Member] | Cash Flow Hedging [Member]
Amount of gain (loss) recognized in other comprehensive income (OCI)	2	[1]	(4)	[1]
Amount of gain (loss) reclassified from AOCI into earnings	3	[1],[2]
Amount of ineffectiveness recognized in earnings		[3],[4]		[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months
Interest Rate Contracts [Member] | Net Investment Hedging [Member]
Amount of gain (loss) recognized in other comprehensive income (OCI)
Amount of gain (loss) recognized from OCI into earnings		[5]		[5]
Interest Rate Contracts [Member] | Fair Value Hedging [Member]
Amount of derivative gain (loss) recognized in earnings	3	[6]	19	[6]
Amount of Hedged Item gain (loss) recognized in earnings	6	[6]	(1)	[6]
Foreign Exchange Contracts [Member] | Cash Flow Hedging [Member]
Amount of gain (loss) recognized in other comprehensive income (OCI)	(69)	[1]	77	[1]
Amount of gain (loss) reclassified from AOCI into earnings	(82)	[1],[2]	65	[1],[2]
Amount of ineffectiveness recognized in earnings	(9)	[3],[4]	(8)	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	(7)
Foreign Exchange Contracts [Member] | Net Investment Hedging [Member]
Amount of gain (loss) recognized in other comprehensive income (OCI)	(672)		411
Amount of gain (loss) recognized from OCI into earnings	12	[5]		[5]
Foreign Exchange Contracts [Member] | Fair Value Hedging [Member]
Amount of derivative gain (loss) recognized in earnings		[6]		[6]
Amount of Hedged Item gain (loss) recognized in earnings		[6]		[6]
Commodity Contracts [Member] | Cash Flow Hedging [Member]
Amount of gain (loss) recognized in other comprehensive income (OCI)	14	[1]
Amount of gain (loss) reclassified from AOCI into earnings	15	[1],[2]	(4)	[1],[2]
Amount of ineffectiveness recognized in earnings	(1)	[3],[4]		[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months
Commodity Contracts [Member] | Net Investment Hedging [Member]
Amount of gain (loss) recognized in other comprehensive income (OCI)
Amount of gain (loss) recognized from OCI into earnings		[5]		[5]
Commodity Contracts [Member] | Fair Value Hedging [Member]
Amount of derivative gain (loss) recognized in earnings		[6]		[6]
Amount of Hedged Item gain (loss) recognized in earnings		[6]		[6]
Cash Flow Hedging [Member]
Amount of gain (loss) recognized in other comprehensive income (OCI)	(53)	[1]	73	[1]
Amount of gain (loss) reclassified from AOCI into earnings	(64)	[1],[2]	61	[1],[2]
Amount of ineffectiveness recognized in earnings	(10)	[3],[4]	(8)	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	(7)
Net Investment Hedging [Member]
Amount of gain (loss) recognized in other comprehensive income (OCI)	(672)		411
Amount of gain (loss) recognized from OCI into earnings	12	[5]		[5]
Fair Value Hedging [Member]
Amount of derivative gain (loss) recognized in earnings	3	[6]	19	[6]
Amount of Hedged Item gain (loss) recognized in earnings	$ 6	[6]	$ (1)	[6]

[1]	Effective portion.
[2]	Gain (loss) reclassified from AOCI into earnings is reported in interest, for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.
[3]	Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
[4]	Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
[5]	The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.
[6]	The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest for the interest rate contracts and SG&A for the foreign exchange contracts.